Equity (Details) - Schedule of share capital - shares	Dec. 31, 2020	Dec. 31, 2019
Schedule of share capital [Abstract]
Ordinary shares of NIS 1 par value, Authorized	70,000,000	70,000,000
Ordinary shares of NIS 1 par value, Outstanding	44,742,963	40,353,101